Document and Entity Information	Sep. 09, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 09, 2024
Entity Registrant Name	IONIS PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-19125
Entity Tax Identification Number	33-0336973
Entity Address Address Line 1	2855 Gazelle Court
Entity Address City Or Town	Carlsbad
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92010
City Area Code	760
Local Phone Number	931-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.001 Par Value
Trading Symbol	IONS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000874015